Acquisitions and Divestitures - Acquisition of AOL Inc. (Details) - AOL Inc - USD ($) $ / shares in Units, shares in Millions, $ in Billions		1 Months Ended
	Jun. 23, 2015	Oct. 31, 2018	May 31, 2015
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share)			$ 50.00
Business acquisition, purchase price in cash	$ 3.8
Number of shares exercised under appraisal rights of Delaware law	6.6
Payments for legal settlements		$ 0.2